BLACKROCK FUNDS III

BlackRock LifePath® ESG Index Retirement Fund

BlackRock LifePath® ESG Index 2030 Fund

BlackRock LifePath® ESG Index 2035 Fund

BlackRock LifePath® ESG Index 2040 Fund

BlackRock LifePath® ESG Index 2045 Fund

BlackRock LifePath® ESG Index 2050 Fund

BlackRock LifePath® ESG Index 2055 Fund

BlackRock LifePath® ESG Index 2060 Fund

BlackRock LifePath® ESG Index 2065 Fund

BlackRock LifePath® ESG Index 2070 Fund

(the “Funds”)

Supplement dated January 21, 2025 to the Summary Prospectuses and the Prospectuses of the Funds, each dated February 28, 2024 or September 18, 2024, as applicable, as supplemented to date

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

For all Funds except BlackRock LifePath® ESG Index 2070 Fund, the section of the Summary Prospectuses entitled “Key Facts About [Fund] — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About [Fund] — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Chris Chung, CFA	2020	Managing Director of BlackRock, Inc.
Peter Tsang	2025	Director of BlackRock, Inc.

For BlackRock LifePath® ESG Index 2070 Fund, the section of the Summary Prospectuses entitled “Key Facts About BlackRock LifePath® ESG Index 2070 Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® ESG Index 2070 Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Chris Chung, CFA	2024	Managing Director of BlackRock, Inc.
Peter Tsang	2025	Director of BlackRock, Inc.

For all Funds except BlackRock LifePath® ESG Index 2070 Fund, the section of the Prospectuses entitled “Management of the Funds — Portfolio Managers” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Chris Chung, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2021; Director of BlackRock, Inc. from 2015 to 2021.
Peter Tsang	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2017.

For BlackRock LifePath® ESG Index 2070 Fund, the section of the Prospectuses entitled “Management of the Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Chris Chung, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Managing Director of BlackRock, Inc. since 2021; Director of BlackRock, Inc. from 2015 to 2021.
Peter Tsang	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2017.

Shareholders should retain this Supplement for future reference.

PR2-LPESG-0125SUP

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